Direct Financing Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of future minimum lease payments to be received
Remainder 2019	$91,611
2020	122,148
2021	122,148
2022	122,148
2023	122,148
Thereafter	285,012
Sub-total	865,215
Less deferred revenue	(260,552)
Net investment in lease	$604,663

Year Ending December 31,
2019	$122,148
2020	122,148
2021	122,148
2022	122,148
2023	122,148
Thereafter	285,012
895,752
Less deferred revenue	(276,989)
Net investment in lease	$618,763